Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Maturities of Long-term Debt
2013	$ 2,110
2014	1,322
2015	1,139
2016	1,803
2017 and after	20,520
Long-term debt, noncurrent	$ 26,894	$ 21,538